Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The Company has not considered the effect of the following instruments in the calculation of diluted income per share for the three and six months ended June 30, 2026 and 2025 since the effect of those instruments would be anti-dilutive:

	3 Months Ended June 30		6 Months Ended June 30
	2026	2025	2026	2025
Class A Common Stock warrants	8,047,500	8,047,500	8,047,500	8,047,500
Convertible notes payable	14,891,979	9,302,326	14,891,979	9,302,326
Class A Common Stock options	1,376,804	235,000	1,376,804	235,000
Class A Common Restricted stock units	608,234	254,666	608,234	254,666
Total	24,924,517	17,839,492	24,924,517	17,839,492